S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
May 31, 2022

Security Description	Shares	Value
Common Stock (99.75%)

Basic Materials (2.29%)
Air Products and Chemicals Inc	1,404	$345,609
Albemarle Corp	729	189,846
Celanese Corp	763	119,425
CF Industries Holdings Inc	1,457	143,908
Dow Inc#	4,894	332,694
DuPont de Nemours Inc	3,319	225,194
Eastman Chemical Co#	893	98,373
Ecolab Inc	1,622	265,862
FMC Corp	891	109,219
Freeport-McMoRan Inc	9,035	353,088
International Flavors & Fragrances Inc	1,613	213,190
International Paper Co	2,697	130,670
Linde PLC	3,277	1,063,976
LyondellBasell Industries NV	1,667	190,455
The Mosaic Co	2,068	129,560
Newmont Corp	5,247	356,009
Nucor Corp	1,728	228,891
PPG Industries Inc	1,558	197,071
The Sherwin-Williams Co	1,539	412,514
Total Basic Materials		5,105,554

Communications (12.92%)
Alphabet Inc - Class A*	1,910	4,345,708
Alphabet Inc - Class C*	1,764	4,023,296
Amazon.com Inc*,(a)	2,778	6,678,840
Arista Networks Inc*	1,464	149,738
AT&T Inc	45,311	964,671
Booking Holdings Inc*	261	585,569
CDW Corp	920	156,271
Charter Communications Inc*	757	383,746
Cisco Systems Inc	26,744	1,204,817
Comcast Corp	29,067	1,287,087
Corning Inc#	4,990	178,742
DISH Network Corp*	1,784	40,729
eBay Inc	4,277	208,162
Etsy Inc*,#	797	64,653
Expedia Group Inc*	887	114,716
F5 Inc*	424	69,130
FactSet Research Systems Inc	239	91,245
Fox Corp - Class A	2,335	82,916
Fox Corp - Class B	1,242	40,626
The Interpublic Group of Cos Inc	2,667	85,957
Juniper Networks Inc	2,302	70,625
Lumen Technologies Inc#	6,449	78,936
Match Group Inc*	1,756	138,338
Meta Platforms Inc*,#,(a)	14,669	2,840,505
Motorola Solutions Inc#	1,074	236,001
Netflix Inc*	2,808	554,412
News Corp - Class A	2,672	46,493
News Corp - Class B	910	15,998
NortonLifeLock Inc	4,015	97,725
Omnicom Group Inc	1,397	104,230
Paramount Global	3,816	131,003
T-Mobile US Inc*	3,810	507,835
Twitter Inc*	5,110	202,356
VeriSign Inc*	617	107,697
Verizon Communications Inc	26,273	1,347,542
The Walt Disney Co*	11,531	1,273,484
Warner Bros Discovery Inc*	13,955	257,470
Total Communications		28,767,269

Consumer, Cyclical (9.23%)
Advance Auto Parts Inc	415	78,792
Alaska Air Group Inc*	808	38,994
American Airlines Group Inc*	3,057	54,629
Aptiv PLC*	1,715	182,202
AutoZone Inc*	139	286,291
Bath & Body Works Inc	1,525	62,556
Best Buy Co Inc	1,434	117,674
BorgWarner Inc	1,412	56,932
Caesars Entertainment Inc*,#	945	47,411
CarMax Inc*	1,034	102,645
Carnival Corp*	5,174	71,815
Chipotle Mexican Grill Inc*	175	245,446
Copart Inc*	1,407	161,144
Costco Wholesale Corp	2,805	1,307,747
Cummins Inc	904	189,044
Darden Restaurants Inc	850	106,250
Delta Air Lines Inc*	4,086	170,345
Dollar General Corp	1,519	334,696
Dollar Tree Inc*	1,536	246,267
Domino's Pizza Inc	233	84,619
DR Horton Inc	2,165	162,700
Fastenal Co	3,749	200,796
Ford Motor Co	24,901	340,646
General Motors Co*	8,316	321,663
Genuine Parts Co	908	124,151
Hasbro Inc	832	74,672
Hilton Worldwide Holdings Inc	1,779	250,590
Home Depot Inc	6,634	2,008,444
Las Vegas Sands Corp*,#	2,145	76,062
Lennar Corp	1,796	144,129
Live Nation Entertainment Inc*	836	79,462
LKQ Corp	1,848	94,969
Lowe's Cos Inc	4,280	835,884
Marriott International Inc	1,737	298,034
McDonald's Corp#	4,739	1,195,223
MGM Resorts International	2,752	96,237
Newell Brands Inc	2,691	57,695
NIKE Inc	8,098	962,447
Norwegian Cruise Line Holdings Ltd*,#	1,599	25,600
NVR Inc*	21	93,463
O'Reilly Automotive Inc*	437	278,443
PACCAR Inc	2,262	196,432
Penn National Gaming Inc*,#	674	21,541
Pool Corp#	269	107,229
PulteGroup Inc	1,717	77,711
PVH Corp	464	32,884
Ralph Lauren Corp	314	31,742
Ross Stores Inc	2,266	192,655
Royal Caribbean Cruises Ltd*	1,236	71,775
Southwest Airlines Co*	3,416	156,658
Starbucks Corp	7,482	587,337
Tapestry Inc	1,811	62,480
Target Corp	3,043	492,601
Tesla Inc*	5,318	4,032,427
TJX Cos Inc	7,758	493,176
Tractor Supply Co	760	142,394
Ulta Beauty Inc*	359	151,893
Under Armour Inc - Class A*	1,210	12,802
Under Armour Inc - Class C*	1,218	11,815
United Airlines Holdings Inc*	1,732	82,495
VF Corp	2,109	106,420
Walgreens Boots Alliance Inc	4,694	205,738
Walmart Inc	8,832	1,136,060
Whirlpool Corp#	434	79,960
WW Grainger Inc	277	134,918
Wynn Resorts Ltd*	526	34,769
Yum! Brands Inc	1,876	227,878
Total Consumer, Cyclical		20,550,599

Consumer, Non-Cyclical (21.35%)
Abbott Laboratories	11,250	1,321,425
AbbVie Inc	11,214	1,652,607
ABIOMED Inc*	310	81,747
Align Technology Inc*,#	473	131,324
Altria Group Inc	11,904	643,887
AmerisourceBergen Corp	1,034	160,053
Amgen Inc	3,603	925,034
Anthem Inc#	1,547	788,367
Archer-Daniels-Midland Co	3,634	330,040
Automatic Data Processing Inc	2,684	598,371
Avery Dennison Corp	567	97,842
Baxter International Inc	3,172	241,231
Becton Dickinson and Co	1,860	475,788
Biogen Inc*	968	193,600
Bio-Rad Laboratories Inc*	147	79,055
Bio-Techne Corp#	246	90,954
Boston Scientific Corp*	9,036	370,566
Bristol-Myers Squibb Co	14,101	1,063,920
Brown-Forman Corp#	1,285	84,964
Campbell Soup Co	1,162	55,671
Cardinal Health Inc	1,916	107,909
Catalent Inc*	1,096	112,954
Centene Corp*	3,700	301,328
Charles River Laboratories International Inc*	322	75,374
Church & Dwight Co Inc	1,558	140,313
Cigna Corp	2,051	550,263
Cintas Corp	576	229,438
The Clorox Co	779	113,235
The Coca-Cola Co	24,654	1,562,571
Colgate-Palmolive Co	5,442	428,884
Conagra Brands Inc#	2,987	98,242
Constellation Brands Inc	1,109	272,226
The Cooper Cos Inc	316	110,834
Corteva Inc	4,866	304,709
CVS Health Corp	8,374	810,185
Danaher Corp	4,032	1,063,722
DaVita Inc*	482	46,990
DENTSPLY SIRONA Inc	1,160	45,890
Dexcom Inc*	627	186,808
Edwards Lifesciences Corp*	3,955	398,862
Eli Lilly & Co	5,038	1,579,111
Equifax Inc	794	160,849
The Estee Lauder Cos Inc#	1,489	379,174
FleetCor Technologies Inc*	571	142,071
Gartner Inc*	553	145,107
General Mills Inc	3,992	278,841
Gilead Sciences Inc	8,067	523,145
Global Payments Inc	1,899	248,845
HCA Healthcare Inc	1,564	329,066
Henry Schein Inc*	1,009	86,411
The Hershey Co#	941	199,219
Hologic Inc*	1,678	126,303
Hormel Foods Corp#	1,912	93,057
Humana Inc	829	376,557
IDEXX Laboratories Inc*,#	539	211,083
Illumina Inc*	953	228,224
Incyte Corp*	1,229	93,269
Intuitive Surgical Inc*	2,274	517,653
IQVIA Holdings Inc*	1,146	246,677
The J M Smucker Co	745	93,401
Johnson & Johnson	16,706	2,999,228
Kellogg Co	1,661	115,838
Kimberly-Clark Corp	2,137	284,264
The Kraft Heinz Co	4,282	161,988
The Kroger Co	4,315	228,566
Laboratory Corp of America Holdings	636	156,914
Lamb Weston Holdings Inc	955	64,539
MarketAxess Holdings Inc	260	73,237
McCormick & Co Inc	1,581	146,590
McKesson Corp#	981	322,445
Medtronic PLC	8,528	854,079
Merck & Co Inc	16,064	1,478,370
Moderna Inc*	2,228	323,795
Molina Healthcare Inc*	371	107,672
Molson Coors Beverage Co	1,200	67,008
Mondelez International Inc	9,036	574,328
Monster Beverage Corp*	2,413	215,047
Moody's Corp	1,054	317,855
Nielsen Holdings PLC	1,879	48,027
Organon & Co	1,633	61,989
PayPal Holdings Inc*	7,426	632,769
PepsiCo Inc	8,771	1,471,335
PerkinElmer Inc	711	106,415
Pfizer Inc	35,581	1,887,216
Philip Morris International Inc	9,890	1,050,813
The Procter & Gamble Co	15,228	2,251,917
Quanta Services Inc	883	105,077
Quest Diagnostics Inc	775	109,291
Regeneron Pharmaceuticals Inc*	673	447,370
ResMed Inc	946	192,473
Robert Half International Inc	808	72,841
Rollins Inc#	693	24,574
S&P Global Inc	2,260	789,825
STERIS PLC	603	137,605
Stryker Corp	2,135	500,658
Sysco Corp	3,326	279,983
Teleflex Inc	318	91,501
Thermo Fisher Scientific Inc	2,496	1,416,655
Tyson Foods Inc	1,921	172,141
United Rentals Inc*,#	459	136,865
UnitedHealth Group Inc	5,983	2,972,235
Universal Health Services Inc	552	68,785
Verisk Analytics Inc	1,061	185,590
Vertex Pharmaceuticals Inc*	1,646	442,198
Viatris Inc	4,634	56,859
Waters Corp*	405	132,820
West Pharmaceutical Services Inc	474	147,120
Zimmer Biomet Holdings Inc	1,338	160,841
Zoetis Inc	3,007	513,987
Total Consumer, Non-Cyclical		47,564,784

Energy (4.78%)
APA Corp	2,792	131,252
Baker Hughes Co#	3,384	121,756
Chevron Corp	12,272	2,143,428
ConocoPhillips	8,498	954,835
Coterra Energy Inc#	2,603	89,361
Devon Energy Corp	2,767	207,248
Diamondback Energy Inc	1,031	156,733
Enphase Energy Inc*	825	153,607
EOG Resources Inc	3,810	521,818
Exxon Mobil Corp#	26,867	2,579,232
Halliburton Co	6,038	244,539
Hess Corp	1,823	224,357
Kinder Morgan Inc	12,716	250,378
Marathon Oil Corp	5,187	163,027
Marathon Petroleum Corp	3,678	374,384
Occidental Petroleum Corp	5,528	383,146
ONEOK Inc	2,916	192,019
Phillips 66	2,852	287,510
Pioneer Natural Resources Co#	1,139	316,574
Schlumberger NV	9,092	417,868
SolarEdge Technologies Inc*	334	91,112
Valero Energy Corp	2,663	345,125
The Williams Cos Inc	7,926	293,738
Total Energy		10,643,047

Financial (15.26%)
Aflac Inc	4,066	246,278
Alexandria Real Estate Equities Inc	700	116,165
The Allstate Corp	1,925	263,128
American Express Co	3,907	659,580
American International Group Inc	5,427	318,456
American Tower Corp	2,901	743,033
Ameriprise Financial Inc	721	199,191
Aon PLC	1,432	394,759
Arthur J Gallagher & Co	1,256	203,397
Assurant Inc	431	76,153
AvalonBay Communities Inc	903	187,788
Bank of America Corp	45,159	1,679,915
The Bank of New York Mellon Corp	4,700	219,067
Berkshire Hathaway Inc*,(a)	11,634	3,676,111
BlackRock Inc	908	607,525
Boston Properties Inc	925	102,842
Brown & Brown Inc	1,483	88,046
Camden Property Trust	649	93,125
Capital One Financial Corp	2,629	336,144
Cboe Global Markets Inc#	706	79,291
CBRE Group Inc*	2,058	170,485
The Charles Schwab Corp	9,527	667,843
Chubb Ltd	2,784	588,231
Cincinnati Financial Corp	1,038	132,719
Citigroup Inc	12,862	686,959
Citizens Financial Group Inc#	2,789	115,409
CME Group Inc	2,279	453,134
Comerica Inc	908	75,555
Crown Castle International Corp	2,780	527,227
Digital Realty Trust Inc	1,471	205,337
Discover Financial Services	1,900	215,631
Duke Realty Corp	2,510	132,603
Equinix Inc	581	399,199
Equity Residential	2,236	171,792
Essex Property Trust Inc	425	120,636
Everest Re Group Ltd	280	79,100
Extra Space Storage Inc	844	150,401
Federal Realty Investment Trust	449	51,622
Fifth Third Bancorp	4,528	178,539
First Republic Bank	1,159	179,680
Franklin Resources Inc	1,991	53,916
Globe Life Inc	628	61,274
The Goldman Sachs Group Inc	2,139	699,132
The Hartford Financial Services Group Inc	2,340	169,673
Healthpeak Properties Inc	3,020	89,664
Host Hotels & Resorts Inc	4,539	90,735
Huntington Bancshares Inc	7,104	98,604
Intercontinental Exchange Inc	3,620	370,652
Invesco Ltd	2,486	48,079
Iron Mountain Inc	1,369	73,789
JPMorgan Chase & Co	18,774	2,482,486
KeyCorp	6,069	121,137
Kimco Realty Corp	2,994	70,808
Lincoln National Corp	1,186	68,705
Loews Corp	1,289	84,417
M&T Bank Corp#	1,177	211,825
Marsh & McLennan Cos Inc	3,215	514,239
Mastercard Inc	5,528	1,978,305
MetLife Inc	4,786	322,529
Mid-America Apartment Communities Inc	732	132,492
Morgan Stanley	9,263	797,915
Nasdaq Inc	749	116,290
Northern Trust Corp	1,359	151,868
The PNC Financial Services Group Inc	2,697	473,081
Principal Financial Group Inc	1,584	115,521
The Progressive Corp	3,713	443,258
Prologis Inc#	4,691	598,009
Prudential Financial Inc	2,454	260,738
Public Storage	993	328,326
Raymond James Financial Inc	1,273	125,378
Realty Income Corp	3,496	238,497
Regency Centers Corp	1,109	75,645
Regions Financial Corp	6,273	138,571
SBA Communications Corp	725	244,042
Signature Bank	386	83,480
Simon Property Group Inc	2,085	239,045
State Street Corp	2,304	167,017
SVB Financial Group*	354	172,954
Synchrony Financial	3,546	131,344
T Rowe Price Group Inc	1,478	187,839
The Travelers Cos Inc	1,583	283,420
Truist Financial Corp	8,471	421,348
UDR Inc	1,770	84,606
US Bancorp	8,720	462,770
Ventas Inc	2,564	145,481
Visa Inc	10,535	2,235,211
Vornado Realty Trust#	1,028	35,939
W R Berkley Corp	1,335	94,959
Wells Fargo & Co	24,686	1,129,878
Welltower Inc	2,792	248,739
Weyerhaeuser Co	4,832	190,961
Willis Towers Watson PLC	841	177,510
Zions Bancorp NA	1,054	60,120
Total Financial		33,994,317

Industrial (7.74%)
3M Co	3,672	548,193
A O Smith Corp#	942	56,633
Agilent Technologies Inc	1,952	248,997
Allegion plc	601	67,102
Amcor PLC	10,244	134,196
AMETEK Inc	1,502	182,448
Amphenol Corp	3,796	268,985
Ball Corp	2,136	151,421
The Boeing Co*,#	3,466	455,432
Carrier Global Corp	5,321	209,169
Caterpillar Inc	3,525	760,871
CH Robinson Worldwide Inc	835	90,606
CSX Corp	14,307	454,820
Deere & Co	1,801	644,362
Dover Corp	941	126,009
Eaton Corp PLC	2,529	350,519
Emerson Electric Co	3,793	336,287
Expeditors International of Washington Inc	1,105	120,268
FedEx Corp	1,577	354,163
Fortive Corp	2,032	125,517
Fortune Brands Home & Security Inc	957	66,368
Garmin Ltd	806	85,130
Generac Holdings Inc*	285	70,418
General Dynamics Corp	1,518	341,413
General Electric Co	7,059	552,649
Honeywell International Inc	4,381	848,249
Howmet Aerospace Inc	2,478	88,638
Huntington Ingalls Industries Inc	281	59,139
IDEX Corp	523	100,181
Illinois Tool Works Inc	1,818	378,271
Ingersoll Rand Inc	1,505	70,961
Jacobs Engineering Group Inc	846	118,516
JB Hunt Transport Services Inc	586	101,132
Johnson Controls International plc	4,519	246,331
Keysight Technologies Inc*	1,210	176,176
L3Harris Technologies Inc	1,318	317,506
Lockheed Martin Corp	1,573	692,293
Martin Marietta Materials Inc	396	134,394
Masco Corp	1,568	88,890
Mettler-Toledo International Inc*	146	187,774
Mohawk Industries Inc*	390	55,169
Nordson Corp	343	74,733
Norfolk Southern Corp	1,567	375,547
Northrop Grumman Corp	962	450,187
Old Dominion Freight Line Inc#	595	153,653
Otis Worldwide Corp	2,659	197,830
Packaging Corp of America	651	102,389
Parker-Hannifin Corp	848	230,800
Pentair PLC	1,156	57,997
Raytheon Technologies Corp	9,569	910,203
Republic Services Inc	1,333	178,409
Rockwell Automation Inc	758	161,606
Sealed Air Corp	1,091	67,838
Snap-on Inc	354	78,546
Stanley Black & Decker Inc	1,071	127,117
TE Connectivity Ltd	2,081	269,261
Teledyne Technologies Inc*	318	128,838
Textron Inc	1,451	94,736
Trane Technologies PLC	1,507	208,056
TransDigm Group Inc*	342	207,037
Trimble Inc*	1,634	111,194
Union Pacific Corp#	4,138	909,450
United Parcel Service Inc	4,621	842,177
Vulcan Materials Co	865	142,613
Waste Management Inc	2,458	389,618
Westinghouse Air Brake Technologies Corp	1,272	120,153
Westrock Co	1,715	83,160
Xylem Inc	1,143	96,298
Total Industrial		17,235,042

Technology (23.20%)
Accenture PLC	4,024	1,201,003
Activision Blizzard Inc	4,949	385,428
Adobe Inc*	3,023	1,259,019
Advanced Micro Devices Inc*	10,371	1,056,390
Akamai Technologies Inc*	1,063	107,406
Analog Devices Inc#	3,413	574,749
ANSYS Inc*	560	145,802
Apple Inc(a)	98,493	14,659,698
Applied Materials Inc	5,800	680,282
Autodesk Inc*,#	1,396	290,019
Broadcom Inc	2,603	1,510,078
Broadridge Financial Solutions Inc	788	115,221
Cadence Design Systems Inc*	1,756	269,950
Ceridian HCM Holding Inc*	855	48,137
Cerner Corp	2,002	189,890
Citrix Systems Inc	791	79,646
Cognizant Technology Solutions Corp	3,335	249,125
DXC Technology Co*	1,730	60,931
Electronic Arts Inc	1,806	250,402
EPAM Systems Inc*	359	121,529
Fidelity National Information Services Inc	89	9,301
Fiserv Inc*	3,670	367,661
Fortinet Inc*	880	258,843
Hewlett Packard Enterprise Co#	8,406	131,134
HP Inc	6,878	267,142
Intel Corp	25,746	1,143,637
International Business Machines Corp	5,688	789,722
Intuit Inc	1,757	728,206
IPG Photonics Corp*	233	24,579
Jack Henry & Associates Inc	529	99,515
KLA Corp	986	359,742
Lam Research Corp	917	476,868
Leidos Holdings Inc	915	95,618
Microchip Technology Inc (a)	3,286	238,728
Micron Technology Inc	7,124	526,036
Microsoft Corp(a)	47,690	12,965,480
Monolithic Power Systems Inc	267	120,254
MSCI Inc	530	234,446
NetApp Inc	1,421	102,241
NVIDIA Corp#	15,814	2,952,790
NXP Semiconductors NV	1,526	289,574
Oracle Corp	10,009	719,847
Paychex Inc	2,089	258,681
Paycom Software Inc*	305	86,724
PTC Inc*	681	79,357
Qorvo Inc*	744	83,142
QUALCOMM Inc	7,158	1,025,169
Roper Technologies Inc	684	302,629
Salesforce Inc*	6,236	999,257
Seagate Technology Holdings PLC	1,368	115,829
ServiceNow Inc*	1,243	581,065
Skyworks Solutions Inc	1,059	115,293
Synopsys Inc*	996	317,923
Take-Two Interactive Software Inc*	778	96,884
Teradyne Inc	1,109	121,169
Texas Instruments Inc	5,889	1,040,940
Tyler Technologies Inc*	246	87,532
Western Digital Corp*	1,916	116,282
Zebra Technologies Corp*	348	117,690
Total Technology		51,701,635

Utilities (2.98%)
The AES Corp	4,344	95,742
Alliant Energy Corp#	1,758	112,196
Ameren Corp#	1,682	160,110
American Electric Power Co Inc	3,242	330,781
American Water Works Co Inc	1,183	178,929
Atmos Energy Corp#	820	95,374
CenterPoint Energy Inc	2,979	95,477
CMS Energy Corp	1,870	132,845
Consolidated Edison Inc	2,227	221,052
Constellation Energy Corp	2,068	128,381
Dominion Energy Inc	5,130	432,049
DTE Energy Co	1,258	166,949
Duke Energy Corp	4,806	540,771
Edison International	2,433	170,091
Entergy Corp	1,304	156,897
Evergy Inc	1,567	109,596
Eversource Energy	2,274	209,936
Exelon Corp	6,205	304,976
FirstEnergy Corp	3,716	159,639
NextEra Energy Inc#	12,449	942,265
NiSource Inc	2,050	64,473
NRG Energy Inc	1,663	76,565
Pinnacle West Capital Corp	806	62,586
PPL Corp	5,021	151,534
Public Service Enterprise Group Inc	3,303	226,388
Sempra Energy	1,939	317,725
The Southern Co	6,719	508,360
WEC Energy Group Inc	2,060	216,444
Xcel Energy Inc	3,432	258,567
Total Utilities		6,626,698

Total Common Stock (Cost $71,690,442)		222,188,945

United States Treasury Bills (0.04%)
0.098%, 6/16/2022 (Cost $99,982)	100,000	99,976

Collateral Received for Securities on Loan (5.13%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.92% (Cost $11,430,780)		11,430,780

Total Investments (Cost $83,221,205) (104.93%)		$233,719,701
Liabilities in Excess of Other Assets (-4.93%)		(10,983,270)
Net Assets (100.00%)		$222,736,432

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at May 31, 2022. The aggregate amount of securities on loan at May 31, 2022 is $11,093,465.

(a)	A portion of these securities, a total of $16,932,432, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2022:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
2 / JUN 2022 / Long / CME	390,637.50	413,125.00	22,488